Derivative instruments	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Derivative instruments

Note 12	Derivative instruments

As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2023		2022
	Assets	Liabilities	Assets	Liabilities
Trading (Note 2)	$30,807	$40,609	$40,101	$46,278
ALM (Note 2) (1)	2,436	681	2,934	6,062
	$33,243	$41,290	$43,035	$52,340

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.

Derivatives used by CIBC
The majority of our derivative contracts are OTC transactions, which consist of: (i) contracts that are bilaterally negotiated and settled between CIBC and the counterparty to the contract; and (ii) contracts that are bilaterally negotiated and then cleared through a central counterparty (CCP). Bilaterally negotiated and settled contracts are usually traded under a standardized International Swaps and Derivatives Association (ISDA) agreement with collateral posting arrangements between CIBC and its counterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA. Centrally cleared contracts are generally bilaterally negotiated and then novated to, and cleared through, a CCP. The industry promotes the use of CCPs to clear OTC trades. The central clearing of derivative contracts generally facilitates the reduction of credit exposures due to the ability to net settle offsetting positions. Consequently, derivative contracts cleared through CCPs generally attract less capital relative to those settled with non-CCPs.
The remainder of our derivative contracts are exchange-traded derivatives, which are standardized in terms of their amounts and settlement dates, and are bought and sold on organized and regulated exchanges. These exchange-traded derivative contracts consist primarily of options and futures.
Interest rate derivatives
Forward rate agreements are OTC contracts that effectively fix a future interest rate for a period of time. A typical forward rate agreement provides that at a pre-determined
future date, a cash settlement will be made between the counterparties based upon the difference between a contracted rate and a market rate to be determined in the future, calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain forward rate agreements are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate swaps are OTC contracts in which two counterparties agree to exchange cash flows over a period of time based on rates applied to a specified notional principal amount. A typical interest rate swap would require one counterparty to pay a fixed market interest rate in exchange for a variable market interest rate determined from time to time, with both calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain interest rate swaps are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate options are contracts in which one party (the purchaser of an option) acquires from another party (the writer of an option), in exchange for a premium, the right, but not the obligation, to either buy or sell, on a specified future date or within a specified time, a specified financial instrument at a contracted price. The underlying financial instrument has a market price which varies in response to changes in interest rates. Options are transacted in both OTC and exchange-traded markets.
Interest rate futures are standardized contracts transacted on an exchange. They are based upon an agreement to buy or sell a specified quantity of a financial instrument on a specified future date, at a contracted price. These contracts differ from forward rate agreements in that they are in standard amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange derivatives
Foreign exchange forwards are OTC contracts in which one counterparty contracts with another to exchange a specified amount of one currency for a specified amount of a second currency, at a future date or range of dates.
Foreign exchange futures contracts are similar in mechanics to foreign exchange forward contracts except that they are in standard currency amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange swap contracts comprise foreign exchange swaps and cross-currency interest rate swaps. Foreign exchange swaps are transactions in which a currency is simultaneously purchased in the spot market and sold for a different currency in the forward market, or vice versa. Cross-currency interest rate swaps are transactions in which counterparties exchange principal and interest flows in different currencies over a period of time. These contracts are used to manage both currency and interest rate exposures.
Credit derivatives
Credit derivatives are OTC contracts designed to transfer the credit risk in an underlying financial instrument (usually termed as a reference asset) from one counterparty to another. The most common credit derivatives are CDS and certain TRS.
CDS contracts provide protection against the decline in value of a reference asset as a result of specified credit events such as default or bankruptcy. These derivatives are similar in structure to an option whereby the purchaser pays a premium to the seller of the CDS contract in return for payment contingent on the occurrence of a credit event. The protection purchaser has recourse to the protection seller for the difference between the face value of the CDS contract and the fair value of the reference asset at the time of settlement. Neither the purchaser nor the seller under the CDS contract has recourse to the entity that issued the reference asset. Certain CDS contracts are cleared through a CCP.
In credit derivative TRS contracts, one counterparty agrees to pay or receive cash amounts based on the returns of a reference asset, including interest earned on these assets in exchange for amounts that are based on prevailing market funding rates. These cash settlements are made regardless of whether there is a credit event. Upon the occurrence of a credit event, the parties may either exchange cash payments according to the value of the defaulted assets or exchange cash based on the notional amount for physical delivery of the defaulted assets.
Equity derivatives
Equity swaps are OTC contracts in which one counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock index, a basket of stocks or a single stock in exchange for amounts that are based either on prevailing market funding rates or changes in the value of a different stock index, basket of stocks or a single stock. These contracts generally include payments in respect of dividends.
Equity options give the purchaser of the option, for a premium, the right, but not the obligation, to buy from or sell to the writer of an option, an underlying stock index, basket of stocks, or a single stock at a contracted price. Options are transacted in both OTC and exchange markets.
Equity index futures are standardized contracts transacted on an exchange. They are based on an agreement to pay or receive a cash amount based on the difference between the contracted price level of an underlying stock index and its corresponding market price level at a specified future date. There is generally no actual delivery of stocks that comprise the underlying index. These contracts are in standard amounts with standard settlement dates.
Precious metal and other commodity derivatives
We also transact in other derivative products, including commodity forwards, futures, swaps and options, such as precious metal and energy-related products in both OTC and exchange markets.

Notional amounts
The notional amounts are not recorded as assets or liabilities, as they represent the face amount of the contract to which a rate or price is applied to determine the amount of cash flows to be exchanged. In most cases, notional amounts do not represent the potential gain or loss associated with market or credit risk of such instruments.
The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2023		2022
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM
Interest rate derivatives
Over-the-counter
Forward rate agreements	$8,698	$1,350	$–	$10,048	$8,802	$1,246	$–	$11,326
Centrally cleared forward rate agreements	74,442	14,268	–	88,710	88,710	–	111,616	–
Swap contracts	53,262	138,183	89,592	281,037	264,672	16,365	246,336	21,689
Centrally cleared swap contracts	1,739,841	2,403,089	988,320	5,131,250	4,395,595	735,655	3,930,263	596,448
Purchased options	20,027	10,030	713	30,770	29,906	864	20,160	290
Written options	19,445	8,726	922	29,093	29,005	88	16,926	103
	1,915,715	2,575,646	1,079,547	5,570,908	4,816,690	754,218	4,325,301	629,856
Exchange-traded
Futures contracts	40,328	3,302	–	43,630	43,600	30	109,493	22
Purchased options	1,502	–	–	1,502	1,502	–	6	–
Written options	2	–	–	2	2	–	1,006	–
	41,832	3,302	–	45,134	45,104	30	110,505	22
Total interest rate derivatives	1,957,547	2,578,948	1,079,547	5,616,042	4,861,794	754,248	4,435,806	629,878
Foreign exchange derivatives
Over-the-counter
Forward contracts	619,863	23,488	1,192	644,543	636,536	8,007	719,885	7,192
Swap contracts	180,391	255,751	154,647	590,789	516,001	74,788	497,830	71,357
Purchased options	32,603	2,401	22	35,026	35,005	21	25,734	1
Written options	32,101	10,952	–	43,053	41,981	1,072	29,158	646
	864,958	292,592	155,861	1,313,411	1,229,523	83,888	1,272,607	79,196
Exchange-traded
Futures contracts	64	–	–	64	64	–	42	–
Purchased options	185	–	–	185	185	–	–	–
Written options	289	–	–	289	289	–	–	–
	538	–	–	538	538	–	42	–
Total foreign exchange derivatives	865,496	292,592	155,861	1,313,949	1,230,061	83,888	1,272,649	79,196
Credit derivatives
Over-the-counter
Credit default swap contracts – protection purchased	854	648	371	1,873	1,854	19	2,195	19
Centrally cleared credit default swap contracts – protection purchased	71	626	51	748	748	–	1,801	54
Credit default swap contracts – protection sold	751	857	128	1,736	1,736	–	1,029	–
Centrally cleared credit default swap contracts – protection sold	35	802	426	1,263	1,263	–	698	–
Total credit derivatives	1,711	2,933	976	5,620	5,601	19	5,723	73
Equity derivatives
Over-the-counter	94,797	71,828	1,294	167,919	166,539	1,380	119,327	1,572
Exchange-traded	97,025	24,050	539	121,614	121,614	–	109,486	–
Total equity derivatives	191,822	95,878	1,833	289,533	288,153	1,380	228,813	1,572
Precious metal and other commodity derivatives
Over-the-counter	32,155	29,576	671	62,402	62,400	2	53,926	11
Centrally cleared commodity derivatives	152	317	–	469	469	–	56	–
Exchange-traded	20,878	10,528	184	31,590	31,590	–	36,427	–
Total precious metal and other commodity derivatives	53,185	40,421	855	94,461	94,459	2	90,409	11
Total notional amount of which:	$3,069,761	$3,010,772	$1,239,072	$7,319,605	$6,480,068	$839,537	$6,033,400	$710,730
Over-the-counter (1)	2,909,488	2,972,892	1,238,349	7,120,729	6,281,222	839,507	5,776,940	710,708
Exchange-traded	160,273	37,880	723	198,876	198,846	30	256,460	22

(1)
For OTC derivatives that are not centrally cleared, $1,757.1 billion (2022: $1,695.3 billion) are with counterparties that have two-way
collateral posting arrangements, $44.6 billion (2022: $53.0 billion) are with counterparties that have one-way
collateral posting arrangements, and $96.6 billion (2022: $98.4 billion) are with counterparties that have no collateral posting arrangements. Counterparties with whom we have more than insignificant OTC derivative portfolios and one-way
collateral posting arrangements are either sovereign entities or supra national financial institutions.

Risk
In the following sections, we discuss the risks related to the use of derivatives and how we manage these risks.
Market risk
Derivatives are financial instruments where valuation is linked to changes in interest rates, foreign exchange rates, equity, commodity, credit prices, volatilities, indices or other underlying factors. Changes in value as a result of the aforementioned risk factors are referred to as market risk.
Market risk arising from derivative trading activities is managed in order to mitigate risk in line with CIBC’s risk appetite. To manage market risk, we set market risk limits and may enter into hedging transactions.
Credit risk
Credit risk arises from the potential for a counterparty to default on its contractual obligations and the possibility that prevailing market conditions are such that a loss would occur in replacing the defaulted transaction.
We limit the credit risk of OTC derivatives through the use of ISDA master netting agreements, collateral, CCPs and other credit mitigation techniques. We clear eligible derivatives through CCPs in accordance with various global initiatives. Where feasible, we novate existing bilaterally negotiated and settled derivatives to a CCP in an effort to reduce CIBC’s credit risk exposure. We establish counterparty credit limits and limits for CCP exposures based on a counterparty’s creditworthiness and the type of trading relationship with each counterparty (underlying agreements, business volumes, product types, tenors, etc.).
We negotiate netting agreements to contain the
build-up
of credit exposure resulting from multiple transactions with more active counterparties. Such agreements provide for the simultaneous close-out
and netting of all transactions with a counterparty, in the case of a counterparty default. A number of these agreements incorporate a Credit Support Annex, which is a bilateral security agreement that, among other things, provides for the exchange of collateral between parties in the event that one party’s exposure to the other exceeds agreed upon thresholds.
Credit risk on exchange-traded futures and options is limited, as these transactions are standardized contracts executed on established exchanges, whose CCPs assume the obligations of both counterparties. Similarly, swaps that are centrally cleared represent limited credit risk because these transactions are novated to the CCP, which assumes the obligations of the original bilateral counterparty. All exchange-traded and centrally cleared contracts are subject to initial margin and daily settlement of variation margins, designed to protect participants from losses incurred from a counterparty default.
A CVA is determined using the fair value based exposure we have on derivative contracts. We believe that we have made appropriate fair value adjustments to date. The establishment of fair value adjustments involves estimates that are based on accounting processes and judgments by management. We evaluate the adequacy of the fair value adjustments on an ongoing basis. Market and economic conditions relating to derivative counterparties may change in the future, which could result in significant future losses.
The following table summarizes our credit exposure arising from derivatives, which includes the current replacement cost, credit equivalent amount and risk-weighted amount.
For the majority of OTC derivative transactions, we use the internal model method (IMM) for the determination of the EAD, using models that simulate the underlying risk factors and reflect netting and collateral agreements. For the minority of derivative transactions where we do not have regulatory approval to use IMM, we used the standardized approach for counterparty credit risk
(SA-CCR).

$ millions, as at October 31					2023					2022
	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$1	$–	$1	$7	$2	$–	$–	$–	$7	$2
Swap contracts	1,152	36	1,188	2,540	656	939	40	979	2,223	422
Purchased options	5	–	5	29	14	21	–	21	35	16
Written options	1	–	1	18	7	–	–	–	7	3
	1,159	36	1,195	2,594	679	960	40	1,000	2,272	443
Exchange-traded	1	–	1	78	2	–	–	–	198	7
	1,160	36	1,196	2,672	681	960	40	1,000	2,470	450
Foreign exchange derivatives
Over-the-counter
Forward contracts	1,551	369	1,920	5,123	1,753	1,966	574	2,540	6,293	1,922
Swap contracts	413	499	912	2,885	794	366	394	760	2,928	721
Purchased options	202	–	202	495	227	325	–	325	767	267
Written options	31	–	31	162	58	29	–	29	139	46
	2,197	868	3,065	8,665	2,832	2,686	968	3,654	10,127	2,956
Exchange-traded	–	–	–	585	23	–	–	–	–	–
	2,197	868	3,065	9,250	2,855	2,686	968	3,654	10,127	2,956
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	2	4	6	105	18	2	–	2	164	19
– protection sold	10	–	10	34	15	–	–	–	44	11
	12	4	16	139	33	2	–	2	208	30
Equity derivatives
Over-the-counter	385	10	395	3,972	952	124	51	175	3,788	926
Exchange-traded	351	–	351	3,147	103	10	–	10	2,546	87
	736	10	746	7,119	1,055	134	51	185	6,334	1,013
Precious metal and other commodity derivatives
Over-the-counter	1,553	–	1,553	2,763	1,205	3,801	–	3,801	6,051	1,655
Exchange-traded	13	–	13	2,069	83	12	–	12	3,060	122
	1,566	–	1,566	4,832	1,288	3,813	–	3,813	9,111	1,777
RWA related to non-trade exposures to central counterparties					337					366
RWA related to CVA charge					5,949					6,696
Total derivatives	$5,671	$918	$6,589	$24,012	$12,198	$7,595	$1,059	$8,654	$28,250	$13,288

(1)	Current replacement cost reflects the current mark-to-market (MTM) value of derivatives offset by eligible financial collateral, where present.
(2)
Under IMM, expected effective positive exposure (EEPE) is used, which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under
SA-CCR
is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.

The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2023				2022
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$1,509	$1,029	$651	$3,189	$1,245	$223	$1,151	$2,619
Governments	829	–	51	880	1,016	–	35	1,051
Corporate	853	1,168	499	2,520	1,167	3,247	570	4,984
Total derivative instruments	$3,191	$2,197	$1,201	$6,589	$3,428	$3,470	$1,756	$8,654